REVENUE RECOGNITION (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Revenue Recognition [Abstract]
Deferred Revenue	$ 4,517		$ 4,938
Revenue Recognized Previously Included In Deferred Revenue	$ 4,938	$ 3,569